Expense Example, No Redemption - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2023 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 522
3 Years	1,666
5 Years	2,935
10 Years	5,937
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Expense Example, No Redemption:
1 Year	228
3 Years	1,504
5 Years	2,891
10 Years	6,007
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Expense Example, No Redemption:
1 Year	127
3 Years	1,210
5 Years	2,437
10 Years	5,400
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	113
3 Years	1,173
5 Years	2,382
10 Years	5,312
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Expense Example, No Redemption:
1 Year	719
3 Years	1,809
5 Years	3,029
10 Years	$ 5,930